Segments (Details) - Schedule of information of revenues by geographic locations	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	¥ 434,311,150	$ 64,712,452	¥ 516,245,166
Mainland PRC revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	290,966,447	43,354,061
Hong Kong revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	59,650,651	8,887,959
International revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	¥ 83,694,052	$ 12,470,431	¥ 86,916,424